Income Taxes - Components of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Income Tax Disclosure [Abstract]
Current	$ 299	$ 332	$ 444
Deferred	393	(820)	(4,789)
Valuation allowance	(672)	511	4,369
Income tax expense	$ 20	$ 23	$ 24